Property and Equipment (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 2,063,564	$ 3,815,009
Less accumulated depreciation and amortization		(1,144,095)	(1,374,928)
Property and Equipment Net	869,112	919,469	2,440,081
Medical equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		1,278,681	3,033,792
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		86,001	87,163
Manufacturing equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		307,971	303,143
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 390,911	$ 390,911